Share Based Compensation Expenses (Details) - Schedule of Summary of Activities of Share Options - Share options [Member] ¥ in Thousands					12 Months Ended
	Jun. 30, 2023 CNY (¥) shares	Jun. 30, 2022 CNY (¥) shares	Jun. 30, 2021 CNY (¥) shares	Jun. 30, 2021 $ / shares	Jun. 30, 2024 CNY (¥) shares	Jun. 30, 2024 CNY (¥) $ / shares shares	Jun. 30, 2023 CNY (¥) shares	Jun. 30, 2023 CNY (¥) $ / shares shares	Jun. 30, 2022 CNY (¥) shares	Jun. 30, 2022 CNY (¥) $ / shares shares	Jun. 30, 2024 $ / shares	Jun. 30, 2023 $ / shares	Jun. 30, 2022 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options Outstanding , Granted | shares					4,217,652		3,375,000		2,958,000
Weighted Average Exercise Price, Granted | $ / shares						$ 0.4066		$ 0.127		$ 0.8
Options Outstanding , Exercised | shares					(1,852,806)
Weighted Average Exercise Price , Exercised | $ / shares						0.2261
Options Outstanding , Forfeited | shares					(2,807,954)		(860,061)		(1,566,500)
Weighted Average Exercise Price ,Forfeited | $ / shares						0.2507		0.5991		0.5841
Options Outstanding, Expired | shares					(120,003)
Weighted Average Exercise Price, Expired | $ / shares						0.7162
Options Outstanding ,Outstanding ending balance | shares	18,225,251	15,710,312	14,318,812		17,662,140		18,225,251		15,710,312
Weighted Average Exercise Price ,Outstanding ending balance | $ / shares				$ 0.3229		$ 0.2176		$ 0.1831		$ 0.3861
Weighted Average Remaining Contractual Life (In years) , Outstanding ending balance	9 years 3 days	7 years 10 months 24 days	8 years 8 months 12 days		8 years 4 months 13 days		9 years 3 days		7 years 10 months 24 days
Aggregate Intrinsic Value , Outstanding ending balance | ¥	¥ 346,378	¥ 346,142	¥ 254,748		¥ 44,127		¥ 346,378		¥ 346,142
Options Outstanding ,Options vested and exercisable ending balance | shares	10,478,605	7,478,922			11,871,925	11,871,925	10,478,605	10,478,605	7,478,922	7,478,922
Weighted Average Exercise Price ,Options vested and exercisable ending balance | $ / shares											$ 0.1573	$ 0.1484	$ 0.2041
Weighted Average Remaining Contractual Life (In years) , Options vested and exercisable ending balance					8 years 3 days		8 years 11 months 1 day		7 years 2 months 23 days
Aggregate Intrinsic Value , Options vested and exercisable ending balance | ¥	¥ 201,781	¥ 173,915			¥ 34,836	$ 34,836	¥ 201,781	$ 201,781	¥ 173,915	$ 173,915